Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Details Textual)	Dec. 31, 2012	Dec. 31, 2011
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Textual) [Abstract]
Minimum core capital ratio	9.68%	8.50%
Excess capital percent of assets	7.14%
Failure to maintain minimum capital ratios		8.50%